Restricted Cash - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1.8	$ 1.8	$ 3.9
Letter of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		1.8	3.8
Letter of Credit [Member] | Ryerson China [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 0	$ 0.1